THE HARTFORD ADVISERS FUND (Prospectus Summary): | THE HARTFORD ADVISERS FUND
THE HARTFORD ADVISERS FUND

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD ADVISERS FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a change in the name of The Hartford Advisers Fund (the “Fund”).  Accordingly, as of April 30, 2012, the name of the Fund will be changed to “The Hartford Balanced Fund.”  In addition, as of the same date Karen H. Grimes will become a portfolio manager for the Fund and Steven T. Irons will no longer serve as a portfolio manager for the Fund.

Effective April 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.